Related Party Transactions	3 Months Ended	12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
6.	RELATED PARTY TRANSACTIONS

Activity during the year ended April 30, 2024

a)	In March 2024, options to purchase 390,000 shares of common stock to executives and employees of the Company at a price of $2.37 and $2.61 per share. The options vest immediately and expire in three years. The fair value of the options issued amounted to $422,955 and was expensed during the three months ended April 30, 2024.

b)

On April 19, 2024, the Company completed an $8,400,000 equity financing with European investors which included related parties. The related parties invested a total of $7,120,000 and received 1,780,000 shares of common stock and warrants to purchase 3,560,000 shares of common stock @ $6.43 per share. One related party, a director of the Company, invested $4.5 million which included $500,000 from his son and $700,000 from an entity he controls. The other related party invested $2.62 million from entities controlled by the investor.

c)	During the three months ended April 30, 2024, the Company received $300,000 from the credit line facility with TII Jet Services LDA. See Note 4 for further information.

Activity during the three months ended April 30, 2023

a)	On February 1, 2023, options to purchase 30,000 shares of the Company’s common stock were issued to an executive of the Company at a price of $3.975 per share. The options vest immediately and expire in three years. The fair value of the options issued for services amounted to $75,030 and was expensed during the three months ended April 30, 2023.

7.	RELATED PARTY TRANSACTIONS

Activity during the year ended January 31, 2024

a)	On February 1, 2023, options to purchase 30,000 shares of the Company’s common stock were issued to an executive of the Company at a price of $3.975 per share. The options vest immediately and expire in three years. The fair value of the options issued for services amounted to $75,030 and was expensed during the year ended January 31, 2024.

b)	In September and October 2023, options to purchase 374,500 shares of common stock to executives and directors of the Company at a price of $1.93, $2.12 and $2.65 per share. The options vest immediately and expire in three years. The fair value of the options issued amounted to $424,826 and was expensed during the year ended January 31, 2024.

c)	On October 26, 2023, warrants to purchase 87,500 shares of the Company’s common stock were issued to the Chief Financial Officer at a price of $1.93 per share. The warrant expires in three years. The fair value of the warrants issued amounted to $93,450 and was expensed during the year ended January 31, 2024.

d)	On July 17, 2023, the Company entered an amended Credit Line Note facility with TII Jet Services LDA, a shareholder of the Company, for a credit facility of $5 million (replacing the $2,000,000 facility with the same lender that the Company entered on March 17, 2023). See Note 5 for further information. TII Jet Services LDA is owned 100% by a shareholder of the Company. During the year ended January 31, 2024, the Company received $2,000,000 from the credit facility. In December 2023, TII Jet Services LDA converted the balance of the credit facility of $2,000,000 and $53,436 of accrued interest into 1,026,520 shares of the Company’s common stock.

Activity during the year ended January 31, 2023

a)	In May 2022, the Company issued stock awards to the Company’s CEO and the independent members of the Board of Directors. The CEO received 11,667 shares and the four directors received 1,167 shares each. The Company recorded a compensation expense of $53,200 in connection with the issuance of the shares.

b)	On August 2, 2022, 137,084 options to purchase shares of the Company’s common stock were issued to executives of the Company at prices of $4.09 and $4.50 per share. The options vest immediately and expire in three years. The fair value of the options issued for services amounted to $399,075 and was expensed during the year ended January 31, 2023.

c)	On September 30, 2022, 35,000 options to purchase shares of the Company’s common stock were issued to the independent directors of the Company at a price of $3.59 per share. The options vest immediately and expire in five years. The fair value of the options issued for services amounted to $85,995 and was expensed during the year ended January 31, 2023

d)	On December 7, 2022, options to purchase 107,500 shares of the Company’s common stock were issued to executives of the Company at prices of $3.53 and $3.88 per share. The options vest immediately and expire in three years. The fair value of the options issued amounted to $245,170 and was expensed during the year ended January 31, 2023.